                  ANNUITY INVESTORS(SERVICEMARK) VARIABLE ACCOUNT A

                                          of

                           ANNUITY INVESTORS(SERVICEMARK)
                                LIFE INSURANCE COMPANY

                                       for the




                           Commodore Nauticus(SERVICEMARK)
                           Group Flexible Premium Deferred
                                       Annuity











                                    June 30, 1996

                         SEMIANNUAL REPORT TO CONTRACT OWNERS

                           ANNUITY INVESTORS(SERVICEMARK)
                                LIFE INSURANCE COMPANY

                         SEMIANNUAL REPORT TO CONTRACT OWNERS
                                    JUNE 30, 1996



     TABLE OF CONTENTS                                                      PAGE

     Report from the President                                               A 4

     Annuity Investors(SERVICEMARK) Variable Account A
     Statements of Assets and Liabilities as of June 30, 1996                A 5
     Statements of Operations for the Six Months Ended June 30, 1996
         and the Period from December 7, 1995 (Inception)
              to December 31, 1995                                           A 6
     Statements of Changes in Net Assets for the Six Months Ended
              June 30, 1996 and the Period from December 7, 1995
              (Inception) to December 31, 1995                               A 6
     Notes to Financial Statements                                           A 7

     Annuity Investors Variable Account A Sub - Accounts

     Janus Aspen Series June 30, 1996 Semiannual Report
          Janus Aspen Aggressive Growth Portfolio (James P. Goff)            J I
          Janus Aspen Worldwide Growth Portfolio (Helen Young Hayes)         J 2
          Janus Aspen Balanced Portfolio (Blaine P. Rollins)                 J 3
          Janus Aspen Short - Term Bond Portfolio (Sandy R. Rufenacht)       J 4
          Janus Aspen Aggressive Growth Portfolio Schedule of Investments
                      (unaudited)                                            J 5
          Janus Aspen Worldwide Growth Portfolio Schedule of Investments
                      (unaudited)                                            J 7
          Janus Aspen Balanced Portfolio Schedule of Investments
                      (unaudited)                                            J12
          Janus Aspen Short - Term Bond Portfolio Schedule of Investments
                      (unaudited)                                            J14
          Statements of Assets and Liabilities                               J15
          Statements of Operations                                           J16
          Statements of Changes in Net Assets                                J17
          Financial Highlights                                               J18
          Notes to Financial Statements                                      J20


     Dreyfus Variable Investment Fund,Capital Appreciation Portfolio
     Semi-Annual Report June 30,1996
         Dreyfus VIF, Capital Appreciation Portfolio Letter to
                      Shareholders                                           D I
         Dreyfus VIF, Capital Appreciation Portfolio Statement of
                      Investments                                            D 3
         Dreyfus VlF, Capital Appreciation Portfolio Statement of
                      Assets and Liabilities                                 D 6
         Dreyfus VIF, Capital Appreciation Portfolio Statement of
                      Operations                                             D 7
         Dreyfus VIF, Capital Appreciation Portfolio Statement of
                      Changes in Net Assets                                  D 8

         Dreyfus VIF, Capital Appreciation Portfolio Financial
                      Highlights                                             D 9
         Dreyfus VIF, Capital Appreciation Portfolio Notes to
                      Financial Statements                                   D10
          Dreyfus VlF, Capital Appreciation Portfolio Review
                      Report of Independent Accountants                      D13

     The Dreyfus Socially Responsible Growth Fund, lnc. Semi-Annual Report June 30, 1996

              The Dreyfus Socially Responsible Growth Fund, Inc. Letter to
                      Shareholders (S. Canter)                               D15
              The Dreyfus Socially Responsible Growth Fund, Inc. Letter to
                      Shareholders (Managers)                                D16
              The Dreyfus Socially responsible Growth Fund, Inc. Statement of
                      Investments                                            D17
              The Dreyfus Socially Responsible Growth Fund, Inc. Statement
                      of Assets and Liabilities                              D20
              The Dreyfus Socially Responsible Growth Fund, Inc. Statement
                      of Operations                                          D21
              The Dreyfus Socially Responsible Growth Fund, Inc. Statement
                      of Changes in Net Assets                               D22
              The Dreyfus Socially Responsible Growth Fund, Inc. Financial
                      Highlights                                             D23
              The Dreyfus Socially Responsible Growth Fund, Inc. Notes
                      to Financial Statements                                D24
              The Dreyfus Socially Responsible Growth Fund, Inc.
                      Review Report of Independent Accountants               D27
         The Dreyfus Socially Responsible Growth Fund, Inc. Proxy
                      Results                                                D28

     Dreyfus Stock Index Fund Semi-Annual Report June 30, 1996
          Dreyfus Stock Index Fund Letter to Shareholders                    D30
          Dreyfus Stock Index Fund Statement of Investments                  D32
          Dreyfus Stock Index Fund Statement of Assets and Liabilities       D38
          Dreyfus Stock Index Fund Statement of Operations                   D39
          Dreyfus Stock Index Fund Statement of Changes in Net Assets        D40
          Dreyfus Stock Index Fund Financial Highlights                      D41
          Dreyfus Stock Index Fund Notes to Financial Statements             D42

     Merrill Lynch Variable Series Funds, Inc., Semi-Annual Report June 30,
     1996
              (Provided under separate cover)
              Note: The semi-annual report from Merrill Lynch contains data regarding Funds that are NOT a part of Annuity Investors(SERVICEMARK) Variable Account A. For your purposes, the four Funds listed below are the only Funds available in Annuity Investors Variable Account A.
              Merrill Lynch Variable Series Funds, Inc., Merrill Lynch
                      Basic Value Focus Fund
              Merrill Lynch Variable Series Funds, Inc., Merrill Lynch
                      Global Strategy Focus Fund
              Merrill Lynch Variable Series Funds, Inc., Merrill Lynch
                      High Current Income Fund
              Merrill Lynch Variable Series Funds, Inc., Merrill Lynch
                      Domestic Money Market Fund

     REPORT FROM THE PRESIDENT
     -------------------------

     Dear Contract Owner:

     I am pleased to report the performance of the sub-accounts of Annuity Investors Variable Account A for the first six months of 1996. Performance for all portfolios, measured by the percentage change in unit values for the period, net of all mortality, expense and contract maintenance charges, for the six months ended June 30, 1996 was as follows:

                                                               Six Months Ended
     Equity Portfolios:                                          June 30, 1996
     ------------------                                          --------------
      Janus Aspen Worldwide Growth Portfolio                       19.58%
      Janus Aspen Aggressive Growth Portfolio                      11.18%
      Dreyfus Variable Investment Fund                             10.57%
       Capital Appreciation Portfolio
      Dreyfus Socially Responsible Growth Fund                      8.23%
      Dreyfus Stock Index Fund                                      9.29%
      Merrill Lynch Basic Value Focus Fund                         10.35%

     Balanced Portfolios:
      Merrill Lynch Global Strategy Focus Fund                      3.40%
      Janus Aspen Balanced Portfolio                                5.88%

     Income Portfolios:
      Merrill Lynch High Current Income Fund                        3.08%
      Janus Aspen Short-Term Bond Fund                             <0.31%>

     Cash Portfolio:
      Merrill Lynch Domestic Money Market Fund                      1.77%

     The first half of 1996 has provided substantial positive returns for equity investments. The stock market, as measured by the Standard and Poor's 500 Index (including dividends) and the NASDAQ Composite Index increased 10.09% and 12.63%, respectively, through the first half of the year. The bond market, as measured by the Lehman Brothers Aggregate Index decreased <1.22%> over the same period.

     Annuity Investors selected Dreyfus, Janus, and Merrill Lynch Portfolios for inclusion in its Variable Account A based on the level of professional investment expertise present in each management company and their dedication to in-depth fundamental research. We offer a broad range of investment options to allow you the flexibility to implement your own personal investment strategy and to change your mix of investments as your objectives change over time.

     We look forward to continuing to serve you in the future.

     Sincerely,

     /s/ Robert A. Adams
     Robert A. Adams
     President

                                                     ANNUITY INVESTORS VARIABLE ACCOUNT A

                                                     STATEMENT OF ASSETS AND LIABILITIES
                                                                                                                    JUNE 30, 1996
                                                                                                                    (UNAUDITED)
      =======================================================================================================================
      Assets:
          Investments in portfolio shares, at net asset value (Note 2):
             Dreyfus Variable Investment Funds:
                Capital Appreciation Portfolio, 2,043.118 shares (cost - $38,723)   . . . . . . . . . . . . . . . .    $ 40,597
                Socially Responsible Growth Fund Inc., 922.755 shares (cost - $17,206)  . . . . . . . . . . . . . .      17,569
                Stock Index Fund, 2,103.314 shares (cost - $38,528)   . . . . . . . . . . . . . . . . . . . . . . .      39,690
             Janus Aspen Series:
                Aggressive Growth Portfolio, 3,279.902 shares (cost - $60,857)  . . . . . . . . . . . . . . . . . .      62,121
                Worldwide Growth Portfolio, 5,044.391 shares (cost - $83,382)   . . . . . . . . . . . . . . . . . .      92,161
                Balanced Portfolio, 4,590.542 shares (cost - $62,079)   . . . . . . . . . . . . . . . . . . . . . .      63,120
                Short-Term Bond Portfolio, 505.268 shares (cost - $5,071)   . . . . . . . . . . . . . . . . . . . .       4,957
             Merrill Lynch Variable Series Funds, Inc.:
                Basic Value Focus Fund, 1,031.654 shares (cost - $13,841)   . . . . . . . . . . . . . . . . . . . .      14,216
                Global Strategy Focus Fund, 449.715 shares (cost - $5,628)  . . . . . . . . . . . . . . . . . . . .       5,756
                High Current Income Fund, 602.541 shares (cost - $6,734)  . . . . . . . . . . . . . . . . . . . . .       6,664
                Domestic Money Market Fund, 15,947.44 shares (cost - $15,947)   . . . . . . . . . . . . . . . . . .      15,947
       ========================================================================================================================
                    Total assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     362,798

      Liabilities:
          Amounts due to Annuity Investors Life Insurance Company (Note 4)  . . . . . . . . . . . . . . . . . . . .           0
       ------------------------------------------------------------------------------------------------------------------------
                Net assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $362,798
      =========================================================================================================================
      Net assets attributable to variable annuity contract holders (Note 2):                  Units    Unit Value
                                                                                              -----    ----------
             Dreyfus Variable Investment Funds:
                Capital Appreciation Portfolio  . . . . . . . . . . . . . . . . . . . . .    3,661.184 $11.088432      $ 40,597
                Socially Responsible Growth Fund, Inc.  . . . . . . . . . . . . . . . . .    1,613.794  10.886897        17,569
                Stock Index Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,605.884  11.006876        39,690
             Janus Aspen Series:
                Aggressive Growth Portfolio   . . . . . . . . . . . . . . . . . . . . . .    5,414.779  11.472543        62,121
                Worldwide Growth Portfolio  . . . . . . . . . . . . . . . . . . . . . . .    7,507.329  12.276122        92,161
                Balanced Portfolio  . . . . . . . . . . . . . . . . . . . . . . . . . . .    5,832.351  10.822376        63,120
                Short-Term Bond Portfolio   . . . . . . . . . . . . . . . . . . . . . . .      494.232  10.029003         4,957
             Merrill Lynch Variable Series Funds, Inc.:
                Basic Value Focus Fund  . . . . . . . . . . . . . . . . . . . . . . . . .    1,256.852  11.310933        14,216
                Global Strategy Focus Fund  . . . . . . . . . . . . . . . . . . . . . . .      548.856  10.487845         5,756
                High Current Income Fund  . . . . . . . . . . . . . . . . . . . . . . . .      638.370  10.439437         6,664
                Domestic Money Market Fund  . . . . . . . . . . . . . . . . . . . . . . .   15,609.583   1.021616        15,947
         ------------------------------------------------------------------------------------------------------------------------
                    Net assets attributable to variable annuity contract holders  . . . . . . . . . . . . . . . . . . .  362,798
         -----------------------------------------------------------------------------------------------------------------------
                    Net assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $362,798
        ========================================================================================================================

     The accompanying notes are an integral part of these financial statements.

                         ANNUITY INVESTORS VARIABLE ACCOUNT A

                               STATEMENT OF OPERATIONS

       =========================================================================================================

                                                                                                  SIX MONTHS
                                                                                                ENDED JUNE 30,
                                                                                                     1996
                                                                                                 (UNAUDITED)
       =========================================================================================================

       Investment income:
         Dividends from investments in portfolio shares  . . . . . . . . . . . . . . . . .             $   3,306

       ---------------------------------------------------------------------------------------------------------
       Expenses:
               Mortality and expense risk fees (Note 4)  . . . . . . . . . . . . . . . . .                   988
       ---------------------------------------------------------------------------------------------------------

                 Net investment income   . . . . . . . . . . . . . . . . . . . . . . . . .                 2,318
       ---------------------------------------------------------------------------------------------------------
       Net realized gain (loss) and unrealized appreciation (depreciation) on investments:
         Net realized gain on sale of investments in portfolio shares  . . . . . . . . . .
         Net change in unrealized appreciation of investments in portfolio share . . . . .                    37
                                                                                                          14,791
       ---------------------------------------------------------------------------------------------------------
               Net gain on investments in portfolio shares   . . . . . . . . . . . . . . .                14,828

       ---------------------------------------------------------------------------------------------------------
                        Net increase in net assets from operations . . . . . . . . . . . .             $  17,146
       =========================================================================================================



                                           STATEMENT OF CHANGES IN NET ASSETS
       =========================================================================================================
                                                                                                     SIX MONTHS
                                                                                                   ENDED JUNE 30,
                                                                                                        1996
                                                                                                     (UNAUDITED)

       =========================================================================================================

       Changes from operations:
         Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $   2,318
         Net realized gain on sale of investments in portfolio shares  . . . . . . . . . .                    37
         Net change in unrealized appreciation of investments in portfolio shares  . . . .                14,791
       ---------------------------------------------------------------------------------------------------------
               Net increase in net assets from operations  . . . . . . . . . . . . . . . .                17,146

       ---------------------------------------------------------------------------------------------------------
       Changes from principal transactions:
         Net contract purchase payments  . . . . . . . . . . . . . . . . . . . . . . . . .               339,610
         Contract redemptions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (1,150)
         Net transfer from fixed account . . . . . . . . . . . . . . . . . . . . . . . . .                 7,192

       ---------------------------------------------------------------------------------------------------------
               Net increase in net assets from principal transactions  . . . . . . . . . .               345,652
       ---------------------------------------------------------------------------------------------------------
                        Net increase in net assets . . . . . . . . . . . . . . . . . . . .               362,798
       Net assets, beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . .                     0

       ---------------------------------------------------------------------------------------------------------
       Net assets, end of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $  362,798

       =========================================================================================================




                                  The accompanying notes are in integral part of these financial statements

                            NOTES TO FINANCIAL STATEMENTS
                                     (UNAUDITED)


     (1)      GENERAL
              -------

     Annuity Investors Variable Account A ("Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for group variable annuity contracts which are registered under the Securities Act of 1933. However, there were no purchase payments allocated or investments held in the separate account as of December 31, 1995. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of American Annuity Group, Inc., ("AAG") a publicly traded insurance holding company listed on the New York Stock Exchange.

     On December 7, 1995, the following investment options were available:

              The Dreyfus Variable Investment Funds;
                      .        Capital Appreciation Portfolio
                      .        Socially Responsible Growth Fund, Inc.
                      .        Stock Index Fund

              Janus Aspen Series;
                      .        Aggressive Growth Portfolio
                      .        Worldwide Growth Portfolio
                      .        Balanced Portfolio
                      .        Short-term Bond Portfolio

              Merrill Lynch Variable Series Funds, Inc.;
                      .        Domestic Money Market Fund
                      .        Basic Value Focus Fund
                      .        Global Strategy Focus Fund
                      .        High Current Income Fund

     (2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
              ------------------------------------------

              Security Valuation, Transactions and Related Investment Income
              --------------------------------------------------------------

              Investments are valued using the net asset value of the respective portfolios at the end of each business day of the New York Stock Exchange, with the exception of regional business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis. The Account does not hold any investments which are restricted as to resale.

     Notes to Financial Statements (unaudited)
     Continued


              Net investment income, net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contracts pro rata share of the assets of the Account as of the beginning of the valuation date.

              Federal Income Taxes
              --------------------

              No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

              Variable Annuity Reserves
              -------------------------

              The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gain (loss) and unrealized appreciation (depreciation) on investments.

     (3)      PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
              ------------------------------------------------------

              The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the six months ended June 30, 1996 amounted to $350,077 and $2,081, respectively.

     (4)      DEDUCTIONS AND EXPENSES
              -----------------------

              Although periodic retirement payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

              The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a

     Notes to Financial Statements (unaudited)
     Continued

              particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

              The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

              The Company deducts a fee from the Account each day, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These fees aggregated $988 for the six months ended June 30, 1996.

              Pursuant to an administrative agreement between AAG and the Company, AAG subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage decreases from a maximum of 7.0 percent based upon the number of years the purchase payment has been held.

              In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25. These expenses totaled $0 for the six months ended June 30, 1996.

     (5)      OTHER TRANSACTIONS WITH AFFILIATES
              ----------------------------------

              AAG Securities, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

     Notes to Financial Statements (unaudited)
     Continued

     (6)      NET ASSETS
              ----------

              Net assets consisted of the following at June 30, 1996:

              Proceeds from the sales of units since
                organization, less cost of units redeemed               $345,652
              Undistributed net investment income                          2,318
              Undistributed net realized gains on sale of investments         37
              Net unrealized appreciation of investments                  14,791
                                                                        --------
              Net assets                                                $362,798
                                                                        ========

Incorporated by Reference


Fund							EDGAR Accession Number
----							----------------------

Janus Aspen Series					919574-96-000755
  Semi-Annual Report
  June 30, 1996

Dreyfus Variable Investment Fund			813383-96-000013
Capital Appreciation Portfolio
  Semi-Annual Report
  June 30, 1996

Dreyfus Socially Responsible Growth Fund		890064-96-000010
  N-30D
  June 30, 1996

Dreyfus Stock Index Fund				846800-96-000006
  Semi-Annual Report
  June 30, 1996

We attach the following:

Merrill Lynch Variable Series Funds, Inc.		892916-96-000187
  Semi-Annual Report
  June 30, 1996
























